Net Income Per Share - Summary of Potential Ordinary Shares Outstanding Excluded from Computation of Diluted Net Loss Per Ordinary Share (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential ordinary shares outstanding excluded from the computation of diluted net loss per ordinary share	768,266	152,500	904,489
RSUs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential ordinary shares outstanding excluded from the computation of diluted net loss per ordinary share		50,000	15,001